Receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Receivables
NOTE 14	RECEIVABLES

Trade accounts receivable mainly consist of amounts owed to Nutrien by its customers, the largest individual customer being the related party, Canpotex.

Accounting Policies	Accounting Estimates and Judgments

Trade accounts receivable are recognized initially at fair value and subsequently measured at amortized cost less provision for impairment of trade accounts receivable. When a trade account receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the consolidated statements of earnings.

Vendors may offer various incentives to purchase products for resale. Vendor rebates and prepay discounts are accounted for as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of goods sold as inventory is sold. Rebates are offset based on sales volumes to cost of goods sold if the rebate has been earned based on sales volumes of products.

Rebates that are probable and can be reasonably estimated are accrued. Rebates that are not probable or estimable are accrued when certain milestones are achieved. Rebates not covered by binding agreements or published vendor programs are accrued when conclusive documentation of right of receipt is obtained.

Determining when amounts are deemed uncollectible requires judgment.

Estimation of rebates can be complex in nature as vendor arrangements are diverse. The amount of the accrual is determined by analyzing and reviewing historical trends to apply negotiated rates to estimated and actual purchase volumes. Estimated amounts accrued throughout the year could also be impacted if actual purchase volumes differ from projected volumes.

Supporting Information

	December 31, 2018	December 31, 2017

Trade accounts – third parties	$2,628	$314
– Canpotex (Note 30)	208	82
Less provisions for impairment of trade accounts receivable	(90)	(6)

	2,746	390
Rebates	169	–
Income taxes (Note 9)	248	24
Other non-trade accounts	179	75

	$3,342	$489